Basis of Presentation	3 Months Ended
Apr. 30, 2021
Accounting Policies [Abstract]
Basis of Presentation

NOTE 1 – Basis of Presentation

The consolidated financial statements included herein have been prepared by Liberty Star Uranium & Metals Corp. (the “Company”, “we”, “our”) without audit, pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”) and should be read in conjunction with our annual report on Form 10-K for the year ended January 31, 2021 as filed with the SEC under the Securities and Exchange Act of 1934 (the “Exchange Act”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted, as permitted by the SEC, although we believe the disclosures which are made are adequate to make the information presented not misleading. The consolidated financial statements reflect, in the opinion of management, all normal recurring adjustments necessary to present fairly our financial position at April 30, 2021 and the results of our operations and cash flows for the periods presented.

Interim results are subject to significant seasonal variations and the results of operations for the three months ended April 30,2021 are not necessarily indicative of the results to be expected for the full year.

Reverse Stock Split

On November 24, 2020, the Company filed a Certificate of Change with the Secretary of the State of Nevada to affect a 1-for-500 reverse stock split (the “Reverse Stock Split”). The Reverse Stock Split was formally processed by FINRA effective on February 25, 2021 and the Company’s common stock began trading on a split-adjusted basis on February 25, 2021.

Prior to the effective date of the Certificate of Change, the Company was authorized to issue 6,150,000,000 shares of common stock. As a result of the Reverse Stock Split, the Company is authorized to issue 12,300,000 shares of common stock. The Reverse Stock Split did not have any effect on the stated par value of the common stock.

Prior to the effective date of the Certificate of Change, the Company was authorized to issue 100,000,000 shares of Class A common stock. As a result of the Reverse Stock Split, the Company is authorized to issue 200,000 shares of Class A common stock. As of February 24, 2021 (immediately prior to the effective date of the Reverse Stock Split), there were 51,000,000 shares of Class A common stock outstanding. As a result of the Reverse Stock Split, there are approximately adjustment due to the effect of rounding fractional shares into whole shares). The Reverse Stock Split did not have any effect on the stated par value of the Class A common stock.

All references to common shares and common share data in these consolidated financial statements and elsewhere in this Form 10-Q reflect the Reverse Stock Split.